COST OF SALES - Schedule of Breakdown of Production Costs (Details) - Cost of Sales - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Fees and compensation for services	$ 4,972,420	$ 10,505,274	$ 13,555,209
Salaries, wages, and social security contributions	86,997,550	105,213,821	107,048,984
Transport and traveling expenses	6,332,449	5,896,934	5,269,610
Data processing	299,634	361,264	400,988
Taxes, duties, contributions, and commissions	9,918,429	12,002,010	13,126,665
Depreciation and amortization	63,715,419	69,380,637	88,319,653
Preservation and maintenance costs	58,445,096	62,822,169	61,216,389
Communications	660,012	577,933	659,273
Leases	965,199	1,217,330	1,162,370
Employee benefits	3,722,768	3,442,066	3,200,546
Water, natural gas, and energy services	130,758	201,086	155,991
Freight and tolls	48,313,631	72,047,692	76,655,419
Fuels	65,626,798	110,528,064	113,945,347
Insurance	2,061,369	2,577,922	2,394,048
Packaging	17,979,261	23,062,891	24,932,215
Electric power	39,453,476	52,870,127	62,859,633
Contractors	47,812,588	54,282,914	49,598,774
Canon (concession fee)	352,046	458,571	505,591
Security	3,544,260	3,108,833	3,256,492
Others	8,637,956	8,574,398	9,718,521
Total	$ 469,941,119	$ 599,131,936	$ 637,981,718